Concentration of Risks - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Supplier Concentration Risk	Dec. 31, 2012 Supplier Concentration Risk	Dec. 31, 2011 Supplier Concentration Risk	Dec. 31, 2013 Total net revenues Customer Concentration Risk Largest single customer Maximum	Dec. 31, 2012 Total net revenues Customer Concentration Risk Largest single customer Maximum	Dec. 31, 2011 Total net revenues Customer Concentration Risk Largest single customer Maximum	Dec. 31, 2013 Total revenues Customer Concentration Risk Customer	Dec. 31, 2012 Total revenues Customer Concentration Risk Customer	Dec. 31, 2011 Total revenues Customer Concentration Risk Customer	Dec. 31, 2013 PRC Credit Concentration Risk USD ($)	Dec. 31, 2013 PRC Credit Concentration Risk CNY	Dec. 31, 2012 PRC Credit Concentration Risk CNY	Dec. 31, 2013 Outside the PRC Credit Concentration Risk USD ($)	Dec. 31, 2013 Outside the PRC Credit Concentration Risk CNY	Dec. 31, 2012 Outside the PRC Credit Concentration Risk USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments, deposited with major financial institution													$ 239,678	1,450,939	315,340	$ 251,387	1,521,819	$ 120,866
Concentration of risk, percentage				23.00%	23.00%	31.00%	5.00%	5.00%	5.00%	16.00%	22.00%	28.00%
Number of customers who contributed more than 4% of Company's revenue										0	0	0
Appreciation of RMB against US$	3.00%	0.20%	4.90%